Principal accounting policies - Recently issued accounting pronouncements (Details) - Restatement Adjustment - ASC 842 $ in Millions	Jan. 01, 2019 USD ($)
Recently issued accounting pronouncements
Total right-of-use assets	$ 2.6
Total lease liabilities	$ 2.6